STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
16. STOCK-BASED COMPENSATION
The Company sponsors several stock compensation plans (collectively, the "Stock Compensation Plans") under which awards denominated or payable in shares, units or options to purchase shares of Knoll common stock may be granted to officers, certain other employees, directors and consultants of the Company. As of December 31, 2020, there were approximately 0.9 million shares authorized and available for issuance pursuant to the Stock Compensation Plans. Equity awards are granted under the Stock Compensation Plans based upon terms and conditions established by the Compensation Committee of the Company's Board of Directors (the "Committee").
For the years ended December 31, 2020, 2019, and 2018, the Company recognized tax benefits related to stock-based compensation costs of $3.4 million, $2.8 million and $2.3 million, respectively.
As of December 31, 2020, unrecognized compensation cost related to all unvested equity awards was $18.1 million, the vast majority of which relates to unvested restricted shares and restricted stock units. This expense is expected to be recognized over a weighted-average period of 1.9 years.
Restricted Shares
Restricted shares generally vest at the end of the three or four-year period following the grant date. Stock-based compensation cost is measured at grant date based on the fair value of the underlying awards on the grant date. Grantees of restricted shares are entitled to participate in dividends declared on the Company's outstanding common stock, the accumulated balance of which is paid or payable upon the vesting date of the underlying restricted shares.
The following table summarizes activity during 2020 with respect to restricted shares (shares in thousands):

	Restricted Shares	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2019	896	$21.27
Granted	937	$20.64
Forfeited	(109)	$20.74
Vested	(228)	$22.25
Outstanding at December 31, 2020	1,496	$20.76
The fair value of restricted shares that vested during 2020, 2019 and 2018 was $4.8 million, $5.0 million, $7.4 million, respectively.
Restricted Stock Units
All of the Company's outstanding restricted stock units ("RSUs") are contingently issuable, as they are subject to either certain performance-based conditions ("PBRSUs") or a market-based condition related to relative total shareholder return ("MBRSUs"). The Committee determines the time period over which RSUs vest, as well as the vesting schedule per award, which is generally at the end of the three or four-year period following the grant date. PBRSUs have payouts that range from 0% to 150% of the target award. MBRSUs either payout at 100% or not at all. All RSUs settle in shares and are entitled to participate in dividends declared on the Company's outstanding common stock, the accumulated balance of which is paid or payable upon the vesting of the underlying RSUs. To the extent that performance or market conditions are not fully attained, the underlying RSUs are forfeited.
During the third quarter of 2020, the Company amended the terms of certain PBRSUs granted in 2019 by (i) extending the performance period by one calendar year to December 31, 2023, and (ii) reducing the applicable cumulative performance target by approximately 30%. There was no incremental cost recognized at the modification date as a result of these amendments.
The estimated fair values of MBRSUs are initially determined on the grant date using a Monte Carlo simulation model. The Company's assumptions used as inputs into the valuation process are based on the expected life, which matches the applicable vesting period.
The following weighted-average assumptions were used as inputs into the valuation of the MBRSUs granted during the fiscal years indicated:

	2020	2019	2018
Weighted-average grant date fair value	$11.46	$14.75	$13.87
Assumptions used to compute fair value :
Volatility	28.3%	28.6%	27.3%
Risk free interest rate	1.3%	2.5%	2.3%
Expected life	3 years	3 years	3 years
Expected dividend yield	3.1%	2.9%	2.8%
The following table summarizes activity during 2020 with respect to RSUs (units in thousands):

	PBRSUs	Weighted-Average Grant Date Fair Value	MBRSUs	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2019	594	$21.07	289	$13.30
Granted	191	$21.00	125	$11.46
Vested	(119)	$21.97	(79)	$10.51
Forfeited (1)	(116)	$19.57	(24)	$13.30
Outstanding at December 31, 2020 (1)	550	$19.62	311	$13.26
(1)The weighted-average grant date fair values of PBRSUs forfeited in 2020 and outstanding as of December 31, 2020, reflect the modifications noted above.
The fair value of RSUs that vested and settled in shares during 2020, 2019 and 2018 was $4.9 million, $1.9 million, and $1.4 million, respectively.
Stock Options
Stock options are granted with an exercise price equal to the market value of Knoll's common stock on the date of grant and have a maximum contractual term of ten years. The fair value of each option is initially measured on the grant date using the Black-Scholes option pricing model. The expected life is estimated based on the vesting period and expiration date of the award. Expected volatility is estimated based on the historical volatility of the Company's stock price over a period of time matching the expected life. The dividend yield is based on the Company's historical dividend record. The risk-free rate is based on the applicable U.S. Treasury Note rate.
The following table summarizes activity during 2020 with respect to stock options (shares in thousands):

	Shares under Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2019	110	$20.83
Granted	—	—
Outstanding at December 31, 2020	110	$20.83	7.1	$—
Exercisable at December 31, 2020	20	$22.59	2.6	$—
The weighted-average grant-date fair value of options granted during the years ended December 31, 2019 and 2018 was $4.65 and $4.01 per option, respectively. There were no options granted in 2020. No options were exercised during 2020, 2019 or 2018. The total grant-date fair value of options that vested during 2019 was less than $0.1 million. There were no options that vested in 2020 or 2018.